Right of use assets & lease liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Right of use assets & lease liabilities
Schedule of right of use assets and lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Consolidated Income Statement	2023		2022	2021
	€M		€M	€M
Interest on lease liabilities	6.8		3.7	4.6
Depreciation charge	84.0		54.5	68.6
Expenses relating to short-term leases	—		—	6.7
Lease charge for the year	90.8		58.2	79.9

	At March 31,
Right of use-assets	2023		2022	2021
Balance at beginning of year	133.7		188.2	236.8
Depreciation charge for the year	(84.0)		(54.5)	(68.6)
Additions	47.2		—	27.9
Modification of leases	112.2	*	—	(7.9)
Balance at end of year	209.1		133.7	188.2

	At March 31,
Lease Liabilities	2023		2022	2021
Balance at beginning of year	138.3		183.1	245.9
Additions	9.9		—	27.9
Financing cash outflows from lease liabilities	(58.9)		(56.7)	(76.8)
Interest expense	6.8		3.7	4.6
Modification of leases	112.2	*	—	(2.7)
Exchange movements	(2.0)		8.2	(15.8)
Balance at end of year	206.3		138.3	183.1

	At March 31,
Lease Liabilities	2023		2022	2021
Current lease liability	43.2		56.9	52.5
Non-current lease liability	163.1		81.4	130.6
Total lease liabilities at end of year	206.3		138.3	183.1

A maturity analysis of our lease liabilities as at March 31, 2023 has been disclosed within Note 11. * Relates to the extension of 24 Airbus A320 leases during fiscal year 2023.